(ICON)
Cash
Accumulation
Trust

Liquid Assets Fund
SEMI
ANNUAL
REPORT

March 31, 1999
(LOGO)

Cash Accumulation Trust
Liquid Assets Fund
Performance At A Glance
During the six months ended March 31, 1999, money market yields initially tumbled as the Federal Reserve cut a key short-term rate three times in the autumn of 1998 to protect the U.S. economy from a global financial crisis.
Later on, yields rose amid talk that this key rate might soon be increased to slow robust U.S. economic growth. Despite these volatile market conditions, your Liquid Assets Fund provided a better-than-average yield.


Fund Facts                                               As
of 3/31/99

                               7-Day          Net Asset
Weighted Avg.      Net Assets
                            Current Yld.     Value (NAV)
Mat. (WAM)       (Millions)
Liquid Assets Fund             4.73%            $1.00
77 Days            $371.5
IBC Financial Data
Money Fund Avg.
(General Purpose)*             4.23             $1.00
65 Days              N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* IBC Financial Data reports a seven-day current yield, NAV, and WAM on
Tuesdays. This is the data of all funds in the International
Business
Communications (IBC) Financial Data Money Fund Average
(General Purpose)
category as of March 30, 1999.

Money market fund yield comparison
          (GRAPH)


          How Investments Compared.
               (As of 3/31/99)
                  (GRAPH)
  U.S.      General    General       U.S.
Growth       Bond     Muni Debt    Taxable
 Funds      Funds       Funds    Money Funds

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments.
Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
(PHOTO)
Michelle Errico Gonnella
Fund Manager

Investment Goals and Style
The Liquid Assets Fund--one of two series of Cash Accumulation Trust--seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks in the United States and foreign countries. Maturities can range from one day to 13 months. We purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Fund will achieve its investment objective.

Performance Review
Money market yields fell sharply
In early October 1998, anxiety still prevailed in fixed-income markets because a global financial crisis had spread from Asia to Russia and Latin America.
There was also concern that the overseas financial turmoil might hurt U.S.
economic growth if struggling nations in Asia and Latin America continued to buy fewer American-made goods. Investors responded to these volatile market conditions by purchasing "safe haven" securities such as U.S. Treasury bills, and selling assets that carried more risk. This trend drove money market yields sharply lower, caused Treasuries to become overvalued, and impaired market liquidity.

Money market yields also fell in sympathy with the Federal funds rate, which is the rate U.S. banks charge each other for overnight loans. On September 29,
1998, the Federal Reserve cut this key rate by a quarter percentage point to
5.25%. Two more reductions of the same magnitude followed on October 15 and
November 17, leaving the Federal funds rate at 4.75%. Reducing interest rates helps to protect the U.S. economy by lowering borrowing costs which, in turn, stimulates economic growth.

Year-end bargains helped the Fund
As it turned out, the Federal-funds-rate cuts helped to calm global financial markets, and reassured investors so much that they began to sell the safest securities and purchase stocks and other riskier assets. Although money market yields generally lingered at low levels in early December, we were still able to buy securities with solid yields as companies anxious to borrow money over year end paid handsomely to do so. We took advantage of this brief jump in yields by purchasing variable-rate securities, as well as securities maturing in two months, three months, and one year. All carried yields that were attractive relative to the Federal funds rate.

We should have waited a little longer
Further buying opportunities emerged in the first three months of 1999.
Continued strong economic growth in the United States led many investors to believe that the next change in U.S. monetary policy would be a short-term rate increase to slow the economy and head off higher inflation. With this in mind, investors pushed money market yields higher. For example, the 12-month London Interbank Offered Rate (LIBOR) rose from approximately 5.00% at the beginning of 1999 to roughly 5.45% in March.

We viewed this rise in rates as a buying opportunity because we expected the
Federal Reserve to keep short-term interest rates unchanged. After all, inflation was still subdued in the United States, and the global economy remained weak. We, therefore, bought one-year securities in January and
February that significantly extended the Fund's weighted average maturity
(WAM). The WAM takes into account the maturity of each security held by a fund. It is a measurement tool that determines a fund's sensitivity to fluctuations in interest rates. Having a longer WAM would enable the Fund's yield to remain higher for a longer time if money market yields fell. While our purchases helped the Fund, it would have benefited even more if we had waited to buy securities in March when money market yields were higher. On
March 30, the Federal Reserve policymakers met and decided, as we expected, to leave short-term rates unchanged.

Weighted average maturity compared to
the average money market fund
          (GRAPH)

Looking Ahead
Good buying opportunities seen
Continued brisk U.S. economic growth raises the risk for
higher inflation and
lends credence to the view that the Federal Reserve might
increase the Federal
funds rate to keep the economy from overheating. The U.S.
central bank
recently announced it is considering raising short-term
interest rates.
Consequently, we believe investors will push up money market yields in
response to any new data indicating the economy remains
robust. We stand
ready to take advantage of any attractive buying
opportunities.
------------------------------------------------------------
-------------------
                                1

A Message to Our Shareholders
May 19, 1999
(PHOTO)
Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments
------------------------------------------------------------
-------------------
                                 2

Portfolio of Investments as of March 31, 1999           CASH
ACCUMULATION TRUST
(Unaudited)
LIQUID ASSETS FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Bank Notes--5.1%
             FCC National Bank
    $5,000   5.12%, 2/23/00                         $
4,998,485
     2,000   5.14%, 3/22/00
1,999,345
             First National Bank Chicago Illinois
     5,000   5.75%, 5/10/99
5,003,186
             Harris Trust & Savings
     4,899   5.05%, 2/14/00
4,897,762
             Nationsbank N. A.
     2,000   4.85%, 4/30/99
1,999,934
                                                    --------
----

18,898,712
------------------------------------------------------------
Certificates of Deposit - Domestic--2.4%
             Toronto Dominion Bank
     5,000   5.02%, 2/4/00
4,998,775
     2,000   5.06%, 2/10/00
1,999,335
     2,000   5.13%, 2/17/00
2,000,000
                                                    --------
----

8,998,110
------------------------------------------------------------
Certificates of Deposit - Eurodollar--5.8%
             Abbey National Treasury Services PLC
    10,000   4.90%, 6/29/99
10,000,000
             Bank Brussels Lambert
     2,000   4.86%, 4/30/99
2,000,000
             Deutsche Bank
     3,000   4.83%, 4/12/99
2,999,956
             ING Bank, NV
     5,000   4.97%, 9/20/99
4,999,671
             Morgan Guaranty Trust Co.
     1,500   4.86%, 5/4/99
1,499,914
                                                    --------
----

21,499,541
------------------------------------------------------------
Certificates of Deposit - Yankee--10.5%
             ABN-Amro Bank N.A.
     5,000   4.92%, 12/23/99
4,998,241
             Banque Nationale De Paris
     4,000   4.89%, 5/3/99
4,000,000
             Bayerische Landesbank Girozentrale
    $5,000   4.80%, 6/30/99                         $
4,999,014
     5,000   4.89%, 12/20/99
4,997,740
             Commerzbank
     1,000   5.14%, 9/15/99
1,000,299
             Credit Agricole Indosuez
     3,000   5.74%, 4/26/99
2,999,882
             Deutsche Bank
     5,000   5.06%, 1/18/00
4,998,844
     5,000   4.98%, 2/2/00
4,998,783
             Rabobank Nederland N.V.
     1,000   5.68%, 5/28/99
1,000,848
             UBS AG
     5,000   5.16%, 2/28/00
4,998,243
                                                    --------
----

38,991,894
------------------------------------------------------------
Commercial Paper--47.0%
             American General Finance Corp.
     2,000   4.84%, 5/13/99
1,988,707
             Associates First Capital Corp.
     6,000   4.80%, 5/26/99
5,956,000
     3,000   4.85%, 5/28/99
2,976,963
             Barton Capital Corp.
     4,000   5.125%, 4/1/99
4,000,000
             Bishops Gate Resident Mortgage
     4,064   4.90%, 4/14/99
4,056,809
             BL North America
     2,000   4.83%, 4/13/99
1,996,780
     6,000   4.81%, 4/28/99
5,978,355
             Bradford & Bingley Building Society
     1,000   4.84%, 5/24/99
992,874
             Centric Capital Corp.
     1,000   4.89%, 5/10/99
994,703
             Coca-Cola Enterprises, Inc.
     2,800   4.87%, 4/12/99
2,795,833

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of March 31, 1999           CASH
ACCUMULATION TRUST
(Unaudited)
LIQUID ASSETS FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper (cont'd.)
             Commercial Credit Co.
    $1,000   4.84%, 5/13/99                         $
994,353
             Countrywide Home Loan, Inc.
     2,000   4.89%, 5/20/99
1,986,688
     1,000   4.875%, 5/24/99
992,823
             Diageo Capital Corp.
     2,000   4.85%, 6/9/99
1,981,408
             Edison Asset Securitization
     2,000   4.86%, 9/8/99
1,956,800
             Enterprise Funding Corp.
     4,000   4.88%, 5/14/99
3,976,684
             Finova Capital Corp.
     1,277   4.94%, 4/13/99
1,274,897
             First Chicago Financial Corp.
     3,000   4.81%, 5/20/99
2,980,359
             Fleet Funding Corp.
     6,759   4.88%, 4/16/99
6,745,257
             Ford Motor Credit Co.
     8,000   4.80%, 4/23/99
7,976,533
             General Electric Capital Corp.
     2,000   5.12%, 4/1/99
2,000,000
     4,686   4.85%, 6/10/99
4,641,808
     1,418   4.82%, 7/23/99
1,396,546
     3,000   4.79%, 8/5/99
2,949,705
             General Motors Acceptance Corp.
     5,000   4.84%, 5/14/99
4,971,094
             GTE Corp.
     5,450   4.90%, 4/19/99
5,436,648
     2,631   4.95%, 4/9/99
2,628,106
     5,018   4.91%, 4/19/99
5,005,681
     2,000   4.93%, 5/10/99
1,989,318
             Market Street Funding Corp.
     1,000   4.87%, 5/10/99
994,724
     1,000   4.87%, 6/11/99
990,395
             Mont Blanc Capital Corp.
     3,000   4.88%, 5/21/99
2,979,667
             Monte Rosa Capital Corp.
     2,000   4.87%, 5/14/99
1,988,366
     2,342   4.88%, 5/14/99
2,328,349
     3,225   4.88%, 5/17/99
3,204,890
             Morgan (J.P.) & Co., Inc.
    $5,000   4.84%, 6/21/99                         $
4,945,550
             Morgan Stanley Group, Inc.
     5,000   4.87%, 4/14/99
4,991,207
     5,000   4.84%, 6/17/99
4,948,239
             Nationwide Building Society
     4,000   4.84%, 6/28/99
3,952,676
             Nordbanken North America, Inc.
     3,000   4.83%, 4/15/99
2,994,365
             PNC Funding Corp.
     1,000   4.88%, 5/24/99
992,816
             Preferred Receivables Funding Corp.
     1,000   4.81%, 4/26/99
996,660
             Safeco Corp.
     8,530   5.08%, 4/19/99
8,508,334
     2,000   4.85%, 4/28/99
1,992,725
     4,000   4.89%, 6/9/99
3,962,510
             Sears Roebuck Acceptance Corp.
     2,000   4.85%, 6/10/99
1,981,139
             Toronto Dominion Bank
     1,779   4.90%, 6/4/99
1,763,503
     8,000   4.90%, 6/8/99
7,925,956
             Wells Fargo Co.
     2,494   4.79%, 5/28/99
2,475,085
             Windmill Funding Corp.
     1,000   5.10%, 4/9/99
998,867
     3,366   4.92%, 4/21/99
3,356,800
     3,000   4.87%, 5/25/99
2,978,085
             Wood Street Funding Corp.
     5,000   5.05%, 4/1/99
5,000,000
     3,650   4.87%, 5/14/99
3,628,768
                                                    --------
----

174,501,408
------------------------------------------------------------
Loan Participation(c)--0.5%
             John Hancock Capital Corp.
     2,000   5.14%, 2/13/00
                (cost $2,000,000; date purchased
                1/12/99)
2,000,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of March 31, 1999           CASH
ACCUMULATION TRUST
(Unaudited)
LIQUID ASSETS FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Time Deposit - Eurodollar--4.8%
             Bank of Austria
   $18,000   5.00%, 4/5/99                          $
18,000,000
------------------------------------------------------------
U. S. Government Agencies--2.4%
             Federal Home Loan Bank
     4,000   5.04%, 2/25/00
3,997,179
     5,000   4.95%, 2/17/00
4,997,640
                                                    --------
----

8,994,819
------------------------------------------------------------
U. S. Treasury Obligations - Discount--2.7%
             United States Treasury Bills
    10,000   4.85%, 4/15/99
9,986,528
------------------------------------------------------------
Other Corporate Obligations--21.8%
             Abbey National Treasury Services PLC
     2,000   5.72%, 6/11/99(b)
1,999,702
             Barclays Bank PLC
     9,000   4.823%, 4/2/99(b)
8,998,792
             Bayerische Landesbank
     1,000   4.80%, 6/29/99(b)
999,664
             Bishops Gate Residental Mortgage
     3,000   5.16%, 4/1/99(b)
3,000,000
             Citicorp Medium Term Note Bank Entry
     3,000   5.37%, 4/26/99(b)
3,006,696
             Comerica Bank Detroit Michigan
    10,000   4.82%, 7/19/99(b)
9,998,236
             General Electric Capital Corp.
                Medium Term Note
     7,000   4.84%, 4/5/99(b)
6,998,537
             Household Finance Corp.
     1,660   7.75%, 6/1/99
1,666,892
             International Business Machines
    $6,000   4.91%, 4/1/99(b)                       $
6,000,000
             Nationsbank N.A.
     3,000   5.04%, 7/1/99(b)
2,999,513
             Restructured Asset Certificates
     7,000   5.05%, 4/12/99(b)
7,000,000
    10,000   4.95%, 9/2/99(b)
10,000,000
             Royal Bank Canada
     7,000   4.84%, 4/6/99(b)
6,998,343
     1,000   4.81%, 6/29/99(b)
999,677
             Strategic Money Market Trust
     4,000   5.11%, 6/15/99(b)
4,000,000
             Strats Trust
     6,000   4.94%, 8/18/99(b)(c)
                (cost $6,000,000; date purchased
                9/17/98)
6,000,000
                                                    --------
----

80,666,052
------------------------------------------------------------
Total Investments--103.0%
             (amortized cost $382,537,064(a))
$382,537,064
             Liabilities in excess of other
                assets--(3.0%)
(11,055,868)
                                                    --------
----
             Net Assets--100%
$371,481,196
                                                    --------
----
                                                    --------
----

(a) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented
for these instruments
    is the later of the next date on which the security can
be redeemed at par
    or the next date on which the rate of interest is
adjusted.
(c) Private placement restricted as to resale and does not
have a readily
    available market; the aggregate cost of such securities
is $8,000,000. The
    aggregate value (8,000,000) is approximately 2.2% of net
assets.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

CASH ACCUMULATION TRUST
LIQUID ASSETS FUND
Portfolio of Investments as of March 31, 1999
(Unaudited)
------------------------------------------------------------
The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March
31, 1999 was as
follows:

Commercial Banks....................................
52.6%
Asset Backed Securities.............................    10.9
Business Credit (Finance)...........................     5.2
Telephone & Communications..........................     4.1
Securities Brokers & Dealers........................     4.0
Fire Insurance......................................     3.9
Personal Credit Institutions........................     3.7
Motor Vehicles......................................     3.5
Bank Holding Companies..............................     3.4
Mortgage Banks......................................     2.7
U.S. Gov't Agency...................................     2.7
Federal Credit Agencies.............................     2.4
Office Machines.....................................     1.6
Beverages...........................................     0.8
Life Insurance......................................     0.5
Miscellaneous Industry..............................     0.5
Department Stores...................................     0.5
                                                       -----
                                                       103.0
Liabilities in excess of other assets...............
(3.0)
                                                       -----

100.0%
                                                       -----
                                                       -----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Statement of Assets and Liabilities           CASH
ACCUMULATION TRUST
(Unaudited)                                   LIQUID ASSETS
FUND
------------------------------------------------------------
--------------------

Six Months

Ended
Assets
March 31, 1999
Investments, at amortized cost which approximates market
value.............................................
$382,537,064
Cash........................................................
 ...............................................
85,639
Receivable for Fund shares
sold........................................................
 ....................         19,505,790
Interest
receivable..................................................
 ......................................          1,535,374
Prepaid expenses and other
assets......................................................
 ....................            135,736

--------------
   Total
assets......................................................
 ......................................        403,799,603

--------------
Liabilities
Payable for Fund shares
reacquired..................................................
 .......................         18,834,585
Payable for investments
purchased...................................................
 .......................         12,996,949
Dividends
payable.....................................................
 .....................................            381,741
Management fee
payable.....................................................
 ................................             86,792
Accrued
expenses....................................................
 .......................................             18,340

--------------
   Total
liabilities.................................................
 ......................................         32,318,407

--------------
Net
Assets......................................................
 ...........................................
$371,481,196

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ..........       $      3,715
   Paid-in capital in excess of
par.........................................................
 ...............        371,477,481

--------------
Net assets, March 31,
1999........................................................
 .........................       $371,481,196

--------------

--------------
Net asset value, offering and redemption price per share
   ($371,481,196 / 371,481,196 shares of beneficial interest
issued and outstanding).......................
$1.00

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

CASH ACCUMULATION TRUST
LIQUID ASSETS FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                          March 31,
1999
Income
   Interest.................................    $ 10,489,658
                                               -------------
-
Expenses
   Management fee...........................         142,109
   Registration fees........................          90,000
   Transfer agent's fees and expenses.......          90,000
   Custodian's fees and expenses............          41,000
   Legal fees and expenses..................          31,500
   Audit fee and expenses...................          13,500
   Reports to shareholders..................          11,000
   Trustees' fees and expenses..............           6,000
   Miscellaneous............................             614
                                               -------------
-
      Total expenses........................         425,723
                                               -------------
-
Net investment income.......................      10,063,935
                                               -------------
-
Realized Gain on Investments
Net realized gain on investment
   transactions.............................           9,290
                                               -------------
-
Net Increase in Net Assets
Resulting from Operations...................    $ 10,073,225
                                               -------------
-
                                               -------------
-


CASH ACCUMULATION TRUST
LIQUID ASSETS FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                               Six Months       December 22,
1997(a)
                                  Ended
Through
Increase (Decrease)             March 31,          September
30,
in Net Assets                     1999                  1998
Operations
   Net investment income...  $    10,063,935      $
16,036,653
   Net realized gain on
      investment
      transactions.........            9,290
7,050
                             ---------------    ------------
--------
   Net increase in net
      assets resulting from
      operations ..........       10,073,225
16,043,703
                             ---------------    ------------
--------
Dividends and distributions
   (Note 1)................      (10,073,225)
(16,043,703)
                             ---------------    ------------
--------
Fund share transactions
   Net proceeds from shares
      sold.................    1,940,270,341
3,011,683,905(b)
   Net asset value of
      shares issued in
      reinvestment of
      dividends and
      distributions........        9,977,674
15,377,615
   Cost of shares
      reacquired...........   (2,020,711,307)
(2,585,117,032)
                             ---------------    ------------
--------
   Net increase (decrease)
      in net assets from
      Fund share
      transactions.........      (70,463,292)
441,944,488
                             ---------------    ------------
--------
   Total increase
      (decrease)...........      (70,463,292)
441,944,488
Net Assets
Beginning of period........      441,944,488
--
                             ---------------    ------------
--------
End of period..............  $   371,481,196      $
441,944,488
                             ---------------    ------------
--------
                             ---------------    ------------
--------
(a) Commencement of investment operations.
(b) Includes $295,683,132 that was transferred from the
National
   Market Fund.

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Notes to Financial Statements                    CASH
ACCUMULATION TRUST
(Unaudited)                                      LIQUID
ASSETS FUND
------------------------------------------------------------
--------------------
Cash Accumulation Trust (the 'Trust') is registered under
the Investment Company
Act of 1940 as an open-end, diversified management
investment company. The Trust
consists of two series - the National Money Market Fund and
the Liquid Assets
Fund (the 'Fund'). The Fund commenced investment operations
on December 22,
1997, when $295,683,132 was transferred from the National
Money Market Fund to
the Fund. The investment objective of the Fund is current
income to the extent
consistent with the preservation of capital and liquidity.
The Fund invests
primarily in a portfolio of U.S. Government obligations,
financial institution
obligations and other high quality money market instruments
maturing in thirteen
months or less whose ratings are within the two highest
ratings categories by a
nationally recognized statistical rating organization or, if not rated, are of
comparable quality. The ability of the issuers of the
securities held by the
Fund to meet its obligations may be affected by economic
developments in a
specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Trust and the Fund in the preparation of its financial
statements.
Securities Valuations: Portfolio securities are valued at
amortized cost, which
approximates market value. The amortized cost method
involves valuing a security
at its cost on the date of purchase and thereafter assuming
a constant
amortization to maturity of any discount or premium. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Federal Income Taxes: For Federal income tax purposes, each
fund in the Trust is
treated as a separate tax paying entity. It is the intent of the Fund to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
taxable net income
to its shareholders. Therefore, no federal income tax
provision is required.
Dividends and Distributions: The Fund declares all of its
net investment income
and net realized short-term capital gains or losses, if any, as dividends daily
to its shareholders of record at the time of such
declaration. Net investment
income for dividend purposes includes interest accrued or
discount earned less
amortization of premium and the estimated expenses
applicable to the dividend
period. Payment of dividends is made monthly. The Fund does
not expect to
realize long-term capital gains or losses.
------------------------------------------------------------
Nore 2. Agreements
The Trust has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'), doing business as Prudential
Investments ('PI',
the Subadviser or the investment adviser). PI furnishes
investment advisory
services in connection with the management of the Trust.
PIFM pays for the cost
of the subadviser's services, the compensation of officers
of the Trust,
occupancy and certain clerical and bookkeeping costs of the
Trust. The Trust
bears all other costs and expenses.
Under the management agreement, PIFM is reimbursed by the
Fund for its direct
administrative costs and expenses, excluding overhead and
profit incurred in
providing services to the Fund up to a maximum of .39% of
the average daily net
assets. For the six months ended March 31, 1999, the
management costs were .07%
of the Fund's average daily net assets.
The Trust has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS'). No distribution or service fees are
paid to PIMS as
distributor of the Fund.
PIFM, PIC and PIMS are wholly owned subsidiaries of The
Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. Transfer agent fees and expenses in the
Statement of Operations include certain out-of-pocket
expenses paid to
nonaffiliates. During the six months ended March 31, 1999,
the Fund incurred
fees of approximately $67,500 for the services of PMFS. As
of March 31, 1999
$17,300 of such fees were due to PMFS. Transfer agent fees
and expenses in the
Statement of Operations include certain out-of-pocket
expenses paid to
nonaffiliates.
------------------------------------------------------------
--------------------
                                       9

Financial Highlights                              CASH
ACCUMULATION TRUST
(Unaudited)                                       LIQUID
ASSETS FUND
------------------------------------------------------------
--------------------

December 22,

Six Months           1997(a)

Ended             Through

March 31,        September 30,

1999               1998

-----------       -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.....................................................
$    1.00          $    1.00

-----------       -------------
Net investment income and net realized
gains.............................................
 .03                .04
Dividends and distributions to
shareholders..............................................
(.03)              (.04)

-----------       -------------
Net asset value, end of
period......................................................
 .....      $    1.00          $    1.00

-----------       -------------

-----------       -------------
TOTAL
RETURN(b):..................................................
 .......................           2.54%              4.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................................................
 ...      $ 371,481          $ 441,944
Average net assets
(000).......................................................
 ..........      $ 399,972          $ 374,141
Ratios to average net assets:

Expenses....................................................
 ..........................            .21%(c)
 .21%(c)
   Net investment
income......................................................
 ...........           5.05%(c)           5.53%(c)

---------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total returns for less
than a full year are
    not annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Getting The Most From Your Prudential Mutual Fund
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S.
market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction--there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally.
Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Robert C. Rosselot, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

NY147541502     MF175E2



(ICON)
Cash
Accumulation
Trust

National Money
Market Fund

SEMI
ANNUAL
REPORT
March 31, 1999
(LOGO)

Cash Accumulation Trust
National Money Market Fund
Performance At A Glance
During the six months ended March 31, 1999, money market yields were volatile.
Yields plummeted as the Federal Reserve cut a key short-term rate three times in the autumn of 1998 to protect the U.S. economy from a global financial crisis. Yields later reversed course in early 1999 amid talk that the key rate might be increased to slow brisk U.S. economic growth. The National
Money Market Fund benefited from attractive buying opportunities that emerged during this period.

Fund Facts                                              As
of 3/31/99

                               7-Day          Net Asset
Weighted Avg.      Net Assets
                            Current Yld.     Value (NAV)
Mat. (WAM)       (Millions)
Nat'l Money Market Fund        4.32%            $1.00
80 Days            $387.9
IBC Financial Data
Money Fund Avg.
(General Purpose)*             4.23             $1.00
65 Days              N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* IBC Financial Data reports a seven-day current yield, NAV, and WAM on
Tuesdays. This is the data of all funds in the International
Business
Communications (IBC) Financial Data Money Fund Average
(General Purpose)
category as of March 30, 1999.

Money market fund yield comparison
          (GRAPH)


          How Investments Compared.
               (As of 3/31/99)
                  (GRAPH)
  U.S.      General    General       U.S.
Growth       Bond     Muni Debt    Taxable
 Funds      Funds       Funds    Money Funds

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments.
Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
(PHOTO)
Robert Browne
Fund Manager

Investment Goals and Style
The National Money Market Fund, one of two series of Cash Accumulation Trust, seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S.
dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks in the United
States and foreign countries. Maturities can range from one day to 13 months.
We purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies or, if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Fund will achieve its investment objective.

Performance Review
Early bargains benefited the Fund
When our six-month reporting period began in October 1998, global financial markets were still reeling from the Russian government's decision in August to devalue its currency, the ruble, and default on some of its ruble-denominated government bonds. Investors responded to these volatile market conditions by purchasing "safe haven" securities such as U.S. Treasury bills, and selling assets that carried more risk. This trend drove money market yields sharply lower, impaired market liquidity, and caused the money market securities of banks and corporations to cheapen relative to Treasuries. We took advantage of this situation in early October by purchasing money market securities of highly rated banks and corporations at very attractive yields.
However, we avoided purchasing one-year securities and, instead, bought shorter-term money market securities which were a more prudent buy during that time of heightened market volatility.

Federal Reserve lends a helping hand
In order to calm world financial markets and protect the U.S. economy from the ravages of the global crisis, the Federal Reserve acted very aggressively.
It cut the Federal funds rate (the rate U.S. banks charge each other for overnight loans) three times in the autumn by a quarter percentage point, leaving the key rate at 4.75%. The rate reductions were so effective that investors began to sell the safest securities and purchase stocks and other riskier assets. Although money market yields generally lingered at low levels in early December, we were still able to buy securities with solid yields as companies anxious to borrow money over year end paid handsomely to do so. We took advantage of this brief jump in yields by purchasing securities of solid corporations that matured in one to three months. Although the turmoil in global financial markets had died down, we still avoided taking unnecessary credit risk.

We bought a little too soon
Further buying opportunities emerged in the first three months of 1999.
Continued strong economic growth in the United States led many investors to believe the next change in U.S. monetary policy would be a short-term rate increase to slow the economy and head off higher inflation.
With this in mind,
investors pushed money market yields higher. For example, the 12-month London
Interbank Offered Rate rose from approximately 5.00% at the beginning of 1999 to roughly 5.45% in March.

We viewed this trend as a buying opportunity, because we expected the Federal
Reserve to keep
short-term interest rates unchanged. After all, inflation was still subdued in the United States, and the global economy remained weak. We, therefore, bought mostly one-year securities in late January and February that significantly extended the Fund's weighted average maturity
(WAM) until it
was substantially longer than that of its competition. WAM takes into account the maturity level of each security held by a fund. It is a measurement tool that determines a fund's sensitivity to fluctuations in interest rates.
Although buying these securities and lengthening the WAM helped the Fund's performance, it would have benefited even more if we had waited to buy securities in March when money market yields were higher. On March 30, the
Federal Reserve policymakers met and, as we expected, decided to leave short-term rates unchanged.

Weighted average maturity compared to
the average money market fund

       (GRAPH)

Looking Ahead
Good buying opportunities seen
Continued brisk U.S. economic growth raises the risk for
higher inflation and
lends credence to the view that the Federal Reserve might
increase the Federal
funds rate to keep the economy from overheating. The U.S.
central bank
recently announced it is considering raising short-term
interest rates.
Consequently, we believe investors will push up money market yields in
response to any new data indicating the economy remains
robust. We stand
ready to take advantage of any attractive buying
opportunities.
------------------------------------------------------------
-------------------
                                  1

A Message to Our Shareholders
May 19, 1999
(PHOTO)
Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments
------------------------------------------------------------
-------------------
                                 2

Portfolio of Investments as of March 31, 1999        CASH
ACCUMULATION TRUST
(Unaudited)
NATIONAL MONEY MARKET FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Bank Notes--11.2%
             American Express Centurion Bank
    $2,000   4.935%, 4/8/99(b)                      $
2,000,000
             FCC National Bank
     5,000   5.68%, 6/3/99
5,005,042
             First Union National Bank
    11,900   5.02%, 5/17/99(b)
11,900,000
     4,000   4.945%, 5/19/99(b)
4,000,000
             Nationsbank N. A.
     3,000   5.036%, 4/1/99(b)
2,999,513
     1,500   4.95%, 6/21/99(b)
1,500,167
             Northern Trust
     8,000   5.10%, 2/22/00
7,997,239
             U.S. Bank N.A.
     8,000   4.905%, 4/8/99(b)
7,999,182
                                                    --------
----

43,401,143
------------------------------------------------------------
Certificates of Deposit - Eurodollar--1.5%
             Abbey National Treasury Services,
                PLC
     6,000   4.90%, 6/29/99
6,000,000
------------------------------------------------------------
Certificates of Deposit - Yankee--24.6%
             Barclays Bank PLC
    12,000   4.828%, 4/2/99(b)
11,998,389
             Bayerische Landesbank Girozentrale
    10,000   4.805%, 4/30/99(b)
9,998,027
             Deutsche Bank
     6,000   4.98%, 2/2/00
5,998,539
             National Westminster Bank, PLC
     8,800   5.048%, 2/9/00
8,797,263
             Royal Bank of Canada
     7,000   4.84%, 4/6/99(b)
6,998,344
    10,000   4.809%, 4/15/99(b)
9,997,200
     3,500   4.97%, 2/4/00
3,498,856
             Swiss Bank Corp.
   $11,000   5.74%, 6/11/99                         $
10,998,771
             Toronto Dominion Bank
     7,000   4.86%, 4/19/99
7,000,000
    13,000   5.02%, 2/4/00
12,996,816
             UBS AG
     7,100   5.18%, 2/28/00
7,098,129
                                                    --------
----

95,380,334
------------------------------------------------------------
Commercial Paper--40.1%
             Abbey National North America Corp.
     7,900   4.83%, 6/21/99
7,814,147
             ABN-AMRO N.A. Finance, Inc.
     9,000   4.77%, 7/19/99
8,870,017
             Aon Corp.
     5,000   4.90%, 4/27/99
4,982,306
             Associates First Capital B.V.
     2,000   4.84%, 6/16/99
1,979,564
             Associates First Capital Corp.
     2,000   4.85%, 5/19/99
1,987,067
     4,100   4.80%, 5/26/99
4,069,933
             Bank One Corp.
     5,600   4.81%, 6/28/99
5,534,156
             BBL North America Funding Corp.
     5,000   4.84%, 6/14/99
4,950,256
             Bradford & Bingley Building Society
     1,000   4.83%, 6/28/99
988,193
             Canadian Wheat Board
     3,500   5.05%, 4/1/99
3,500,000
             CIT Group Holdings, Inc.
     3,000   4.83%, 6/17/99
2,969,008
             Daimler Chrysler North America
                Holdings, Inc.
     1,300   4.81%, 6/25/99
1,285,236
     7,000   4.85%, 6/29/99
6,916,068

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of March 31, 1999        CASH
ACCUMULATION TRUST
(Unaudited)
NATIONAL MONEY MARKET FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Commercial Paper (cont'd.)
             Diageo Capital PLC
    $8,100   4.84%, 6/25/99                         $
8,007,435
             Ford Motor Credit Co.
    10,000   4.80%, 4/23/99
9,970,667
             Mont Blanc Capital Corp.
     4,000   4.87%, 5/24/99
3,971,321
    15,000   4.89%, 5/25/99
14,889,975
             Monte Rosa Capital Corp.
     3,000   4.88%, 5/21/99
2,979,667
             Morgan (J.P.) & Co., Inc.
     6,000   4.84%, 6/21/99
5,934,660
             Morgan Stanley Dean Witter
                Discover & Co.
     7,000   4.85%, 5/20/99
6,953,790
             Nationwide Building Society
     5,000   4.84%, 6/28/99
4,940,844
             Nordbanken North America, Inc.
    18,500   4.87%, 5/18/99
18,382,376
             Norwest Financial, Inc.
     3,000   4.84%, 6/15/99
2,969,750
             Petrofina Delaware Inc.
     5,100   4.85%, 6/21/99
5,044,346
             PNC Funding Corp.
     1,000   4.89%, 6/22/99
988,862
             Sears Roebuck Acceptance Corp.
     2,000   4.85%, 6/10/99
1,981,139
             Wood Street Funding Corp.
     9,618   4.90%, 4/28/99
9,582,654
     3,123   4.86%, 6/21/99
3,088,850
                                                    --------
----

155,532,287
Other Corporate Obligations--17.6%
             Associates Corp. of North America
    $5,265   6.375%, 8/15/99                        $
5,289,220
             Bankamerica Corp.
     3,000   5.42%, 6/1/99(b)
3,011,258
     2,500   5.40%, 6/16/99(b)
2,509,580
             Bishops Gate Residential Mortgage
                Trust
     3,000   5.163%, 4/1/99(b)
3,000,000
             Caterpillar Financial Services
     1,000   6.16%, 4/1/99
1,005,895
             Chrysler Financial Co., LLC
     3,000   6.35%, 6/22/99
3,008,535
     2,000   6.375%, 7/28/99
2,021,179
             Ford Motor Credit Co.
     2,000   7.25%, 5/15/99
2,004,818
     4,000   5.27%, 6/1/99(b)
4,002,255
     2,200   6.375%, 9/15/99
2,213,762
             General Electric Capital Corp.
     5,000   4.84%, 4/5/99(b)
4,998,955
             John Hancock Mutual Life Insurance
     2,000   5.14%, 4/14/99(a)(b)
                (cost $2,000,000; purchased
                1/12/99)
2,000,000
             International Lease Finance Corp.
     2,235   6.625%, 4/1/99
2,235,000
             Restructured Asset Securities
    11,000   4.953%, 4/2/99(b)
11,000,000
     8,000   5.053%, 4/12/99(b)
8,000,000
             Strategic Money Market Trust,
     4,000   5.101%, 6/15/99(b)
4,000,000
     8,000   5.10%, 6/16/99(b)
8,000,000
                                                    --------
----

68,300,457

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of March 31, 1999        CASH
ACCUMULATION TRUST
(Unaudited)
NATIONAL MONEY MARKET FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Time Deposit - Eurodollar--3.5%
             Deutsche Bank
   $13,400   5.125%, 4/1/99                         $
13,400,000
------------------------------------------------------------
U.S. Government Obligations--2.0%
             United States Treasury Bills
     7,900   4.84%, 4/15/99
7,889,379
------------------------------------------------------------
Total Investments--100.5%
             (amortized cost $389,903,538(c))
389,903,600
             Liabilities in excess of other
                assets--(0.5%)
(1,986,248)
                                                    --------
----
             Net Assets--100%
$387,917,352
                                                    --------
----
                                                    --------
----

---------------
(a) Indicates a restricted security; the aggregate cost and value is $2,000,000;
    approximately 0.5% of net assets.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March
31, 1999 was as
follows:

Commercial Banks                                      59.3%
Asset Backed Securities                                9.7
Motor Vehicle Parts                                    8.1
Bank Holding Companies-Domestic                        4.4
Personal Credit Institutions                           4.2
Short-Term Business Credit                             4.1
Beverages                                              2.1
U.S. Government/Sovereign                              2.0
Security Brokers & Dealers                             1.8
Crude Petroleum & Natural Gas                          1.3
Accident & Health Insurance                            1.3
Canadian Government                                    0.9
Equipment Rental & Leasing                             0.6
Life Insurance                                         0.5
Construction Machinery & Equipment                     0.2
                                                     -----
                                                     100.5
Liabilities in excess of other assets                 (0.5)
                                                     -----
                                                     100.0%
                                                     -----
                                                     -----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities                  CASH
ACCUMULATION TRUST
(Unaudited)
NATIONAL MONEY MARKET FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1999
Investments, at amortized cost which approximates market
value.............................................
$389,903,600
Receivable for Fund shares
sold........................................................
 ....................         16,177,076
Receivable for investments
sold........................................................
 ....................          4,521,781
Interest
receivable..................................................
 ......................................          1,869,215
Prepaid expenses and other
assets......................................................
 ....................            138,444

--------------
   Total
assets......................................................
 ......................................        412,610,116

--------------
Liabilities
Payable for Fund shares
reacquired..................................................
 .......................         16,206,267
Payable for investments
purchased...................................................
 .......................          7,889,379
Dividends
payable.....................................................
 .....................................            363,972
Management fee
payable.....................................................
 ................................            130,553
Accrued expenses and other
liabilities.................................................
 ....................             84,509
Distribution fee
payable.....................................................
 ..............................             18,084

--------------
   Total
liabilities.................................................
 ......................................         24,692,764

--------------
Net
Assets......................................................
 ...........................................
$387,917,352

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par
value.....................................................
$      3,879
   Paid-in capital in excess of
par.........................................................
 ...............        387,913,473

--------------
Net assets, March 31,
1999........................................................
 .........................       $387,917,352

--------------

--------------
Net asset value, offering price and redemption price per
share
   ($387,917,352 / 387,917,352 shares of beneficial interest
issued and outstanding).......................
$1.00

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

CASH ACCUMULATION TRUST
NATIONAL MONEY MARKET FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
                                                   March 31,
Net Investment Income                                1999
Income
   Interest....................................
$11,697,586
                                                  ----------
-
Expenses
   Management fee..............................
861,773
   Distribution fee............................
220,967
   Transfer agent's fees and expenses..........
149,000
   Registration fees...........................
68,000
   Reports to shareholders.....................
50,000
   Custodian's fees and expenses...............
45,000
   Legal fees and expenses.....................
15,000
   Audit fees and expenses.....................
13,000
   Trustees' fees and expenses.................
6,000
   Miscellaneous...............................
7,947
                                                  ----------
-
      Total expenses...........................
1,436,687
                                                  ----------
-
Net investment income..........................
10,260,899
                                                  ----------
-
Realized Gain on Investments
Net realized gain on investment transactions...
20,581
                                                  ----------
-
Net Increase in Net Assets
Resulting from Operations......................
$10,281,480
                                                  ----------
-
                                                  ----------
-



Portfolio of Investments as of March 31, 1999        CASH
ACCUMULATION TRUST
(Unaudited)
NATIONAL MONEY MARKET FUND
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------

                                  Six Months
                                    Ended             Year
Ended
Decrease in                       March 31,
September 30,
Net Assets                           1999
1998
Operations
Net investment income.........  $   10,260,899      $
27,769,453
Net realized gain on
   investment transactions....          20,581
--
                                --------------    ----------
--------
Net increase in net assets
   resulting from
   operations.................      10,281,480
27,769,453
                                --------------    ----------
--------
Dividends and distributions to
   shareholders (Note 1)......     (10,281,480)
(27,769,453)
                                --------------    ----------
--------
Fund share transactions (at $1
   per share)
Net proceeds from shares
   sold.......................   1,893,845,109
5,056,612,846
Net asset value of shares
   issued in reinvestment of
   dividends and
   distributions..............      10,080,526
24,443,399
Cost of shares reacquired.....  (2,023,296,083)
(5,275,771,195)(a)
                                --------------    ----------
--------
Net decrease in net assets
   from Fund share
   transactions...............    (119,370,448)
(194,714,950)
                                --------------    ----------
--------
Total decrease................    (119,370,448)
(194,714,950)
Net Assets
Beginning of period...........     507,287,800
702,002,750
                                --------------    ----------
--------
End of period.................  $  387,917,352      $
507,287,800
                                --------------    ----------
--------
                                --------------    ----------
--------
---------------
(a) Includes $295,683,132 that was transferred into Liquid
Assets
    Fund.

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Notes to Financial Statements               CASH
ACCUMULATION TRUST
(Unaudited)                                 NATIONAL MONEY
MARKET FUND
------------------------------------------------------------
--------------------
Cash Accumulation Trust (the 'Trust') is registered under
the Investment Company
Act of 1940 as an open-end, diversified management
investment company. The Trust
consists of two series--the National Money Market Fund (the
'Fund') and the
Liquid Assets Fund. The investment objective of the Fund is
current income to
the extent consistent with the preservation of capital and
liquidity. The Fund
invests primarily in a portfolio of U.S. Government
obligations, financial
institution obligations and other high quality money market
instruments maturing
in thirteen months or less whose ratings are within the two
highest ratings
categories by a nationally recognized statistical rating
organization or, if not
rated, are of comparable quality. The ability of the issuers of the securities
held by the Fund to meet its obligations may be affected by
economic
developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Trust and the Fund in the preparation of its financial
statements.
Securities Valuations: Portfolio securities are valued at
amortized cost, which
approximates market value. The amortized cost method
involves valuing a security
at its cost on the date of purchase and thereafter assuming
a constant
amortization to maturity of any discount or premium. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis,
which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax purposes, each
fund in the Trust is
treated as a separate taxpaying entity. It is the intent of
the Fund to continue
to meet the requirements of the Internal Revenue Code
applicable to regulated
investment companies and to distribute all of its taxable
net income to its
shareholders. Therefore, no federal income tax provision is
required.
Dividends and Distributions: The Fund declares all of its
net investment income
and net realized short-term capital gains or losses, if any, as dividends daily
to its shareholders of record at the time of such
declaration. Net investment
income for dividend purposes includes interest accrued or
discount earned less
amortization of premium and the estimated expenses
applicable to the dividend
period. The Fund does not expect to realize long-term
capital gains or losses.
Note 2. Agreements
The Trust has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Trust. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Trust, occupancy and
certain clerical and bookkeeping costs of the Fund. The
Trust bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .39% of the Fund's average daily net assets up to
and including $1
billion, .375% of the next $500 million, .35% of the next
$500 million and .325%
of the Fund's average daily net assets in excess of $2
billion.
The Trust has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS'). The Fund compensates PIMS for
distributing and servicing
the Fund's shares pursuant to the plan of distribution at an annual rate of .10
of 1% of the average daily net assets of the shares,
regardless of expenses
actually incurred by them. The distribution fees are accrued daily and payable
monthly.
PIFM, PIC and PIMS are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the six
months ended March 31,
1999, the Fund incurred fees of approximately $122,600 for
the services of PMFS.
As of March 31, 1999, approximately $20,400 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
--------------------
                                       8

Financial Highlights                               CASH
ACCUMULATION TRUST
(Unaudited)                                        NATIONAL
MONEY MARKET FUND
------------------------------------------------------------
--------------------

Six Months

Ended                   Year Ended September 30,

March 31,      ---------------------------------------------
--

1999           1998         1997         1996         1995

-----------     --------     --------     --------     -----
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................     $    1.00      $   1.00
$   1.00     $   1.00     $   1.00
Net investment
income........................................          0.02
0.05         0.05         0.05         0.05
Dividends and distributions to
shareholders..................         (0.02)        (0.05)
(0.05)       (0.05)       (0.05)

-----------     --------     --------     --------     -----
---
Net asset value, end of
period...............................     $    1.00      $
1.00     $   1.00     $   1.00     $   1.00

-----------     --------     --------     --------     -----
---

-----------     --------     --------     --------     -----
---
TOTAL
RETURN(a):.............................................
2.3%          5.2%         5.0%         5.0%         5.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................     $ 387,917
$507,288     $702,003     $652,327     $685,228
Ratios to average net assets:
   Expenses, including distribution
fee......................          0.65%(b)      0.62%
0.65%        0.69%        0.69%
   Expenses, excluding distribution
fee......................          0.55%(b)      0.52%
0.55%        0.59%        0.59%
   Net investment
income.....................................
4.65%(b)      5.05%        4.89%        4.86%        5.15%

1994

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $   1.00
Net investment
income........................................      0.03
Dividends and distributions to
shareholders..................     (0.03)

--------
Net asset value, end of
period...............................  $   1.00

--------

--------
TOTAL
RETURN(a):.............................................
3.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $823,343
Ratios to average net assets:
   Expenses, including distribution
fee......................      0.61%
   Expenses, excluding distribution
fee......................      0.51%
   Net investment
income.....................................      3.20%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day
    and a sale on the last day of each period reported and
includes reinvestment
    of dividends and distributions. Total return for periods
of less than a full
    year are not annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Getting The Most From Your Prudential Mutual Fund
Some mutual fund shareholders won't ever read this--they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So, when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance--it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports on successful-- and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it-- through dividends and distributions--and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding, and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund --the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction--there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally.
Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Robert C. Rosselot, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

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